FINANCIAL INSTRUMENTS - Movements in the allowance for impairment of receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of year	$ 540	$ 450
Recognized impairment loss	104	147
Bad debt	(374)	(57)
Balance at end of year	$ 270	$ 540